INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 12,175	$ 21,095	$ 9,081
Foreign	(2,560)	(6,557)	1,816
Income before Taxes on Income	$ 9,615	$ 14,538	$ 10,897